DEPOSITS	12 Months Ended
Dec. 31, 2023
DEPOSITS
DEPOSITS
8.	DEPOSITS

Deposits are amounts placed as security in conjunction with a lease for office space, as deposits with governments or insurance agencies in order to help ensure that reclamation of sites is completed, and deposits paid that relate to the construction of mine-related infrastructures. Deposits relate to the following:

	Reclamation	Office and administrative	E&E assets	Total
Balance, December 31, 2021	$2,107	$101	$—	$2,208
Acquired upon closing of QuestEx Transaction (Note 9)	201	24	—	225
Additions	—	277	—	277
Refunded	(568)	(14)	—	(582)
Balance, December 31, 2022	$1,740	$388	$—	$2,128
Additions	11	—	639	650
Reclassified to capital assets	—	(151)	—	(151)
Refunded	(516)	(9)	—	(525)
Balance, December 31, 2023	$1,235	$228	$639	$2,102

The reclamation security required under the Mines Act (British Columbia) has been provided to the Ministry of Energy, Mines and Low Carbon Innovation in the form of a surety bond. A percentage of the surety bond amount is held as collateral by the surety provider and is shown as a deposit on the Company’s statement of financial position. The Company has provided surety covering a total $20,901,000 of reclamation security at December 31, 2023 (2022 – $15,760,000).